Goodwill and Intangibles Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2015 and 2014 are as follows:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Total
Goodwill balance at December 31, 2013	$34	$78	$112
Acquisitions	13	—	13
Foreign currency translation	(1)	(5)	(6)
Goodwill balance at December 31, 2014	46	73	119
Acquisitions	10	—	10
Foreign currency translation	(2)	(5)	(7)
Goodwill balance at December 31, 2015	$54	$68	$122
The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31, 2015 and 2014:

	2015				2014
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Epoxy, Phenolic and Coating Resins	$111	$(57)	$—	$54	$101	$(57)	$2	$46
Forest Products Resins	81	—	(13)	68	81	—	(8)	73
Total	$192	$(57)	$(13)	$122	$182	$(57)	$(6)	$119

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The Company’s intangible assets with identifiable useful lives consist of the following as of December 31, 2015 and 2014:

	2015				2014
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Patents and technology	$112	$—	$(85)	$27	$112	$—	$(78)	$34
Customer lists and contracts	109	(17)	(69)	23	109	(17)	(62)	30
Other	25	—	(10)	15	25	—	(8)	17
Total	$246	$(17)	$(164)	$65	$246	$(17)	$(148)	$81

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated annual intangible amortization expense for 2016 through 2020 is as follows:

2016	$13
2017	9
2018	8
2019	8
2020	8